Intangible assets - Allocation of amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Intangible assets
Amortization of intangible assets (Note 6)	$ 1,352,415	$ 15,963
Assets classified as held for sale
Intangible assets
Amortization of intangible assets (Note 6)	1,102,828
Accumulated depreciation and amortisation
Intangible assets
Amortization of intangible assets (Note 6)	$ 2,455,243	$ 15,963